Other Assets - Schedule of Other Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Accounts receivable	$ 1,632	$ 1,191
Investment income due and accrued	1,104	1,127
Property and equipment	612	664
Right-of-use assets	695	730
Deferred acquisition costs	172	150
Prepaid expenses	406	325
Premium receivable	637	621
Accrued post-retirement benefit assets	83	197
Other	93	147
Total other assets	5,434	5,152
Amortization expense, deferred acquisition costs	$ 23	$ 21